Portfolio of Investments – as of April 30, 2025 (Unaudited)
Natixis Target Retirement 2020 Fund*

Shares	Description	Value (†)
Common Stocks — 29.7% of Net Assets
	Aerospace & Defense — 0.7%
28	AAR Corp.(a)	$1,497
1	Axon Enterprise, Inc.(a)	613
80	Boeing Co.(a)	14,659
14	General Electric Co.	2,822
5	L3Harris Technologies, Inc.	1,100
4	Lockheed Martin Corp.	1,911
9	Moog, Inc., Class A	1,505
2	Northrop Grumman Corp.	973
23	RTX Corp.	2,901
12	Woodward, Inc.	2,251
		30,232
	Air Freight & Logistics — 0.1%
38	Expeditors International of Washington, Inc.	4,177
4	FedEx Corp.	841
25	GXO Logistics, Inc.(a)	906
7	United Parcel Service, Inc., Class B	667
		6,591
	Automobile Components — 0.2%
94	BorgWarner, Inc.	2,668
76	Magna International, Inc.	2,642
177	Mobileye Global, Inc., Class A(a)	2,580
22	Visteon Corp.(a)	1,742
		9,632
	Automobiles — 0.8%
221	General Motors Co.	9,998
80	Tesla, Inc.(a)	22,573
11	Thor Industries, Inc.	796
		33,367
	Banks — 1.5%
51	Ameris Bancorp	2,989
78	Atlantic Union Bankshares Corp.	2,161
83	Banc of California, Inc.	1,119
268	Bank of America Corp.	10,688
166	Citigroup, Inc.	11,351
10	Citizens Financial Group, Inc.	369
28	East West Bancorp, Inc.	2,395
4	First Citizens BancShares, Inc., Class A	7,116
157	First Financial Bancorp	3,634
151	Fulton Financial Corp.	2,519
25	JPMorgan Chase & Co.	6,115
14	PNC Financial Services Group, Inc.	2,250
35	SouthState Corp.	3,037
20	Truist Financial Corp.	767
19	U.S. Bancorp	766
49	Webster Financial Corp.	2,318
87	Wells Fargo & Co.	6,178
		65,772
	Beverages — 0.7%
7	Boston Beer Co., Inc., Class A(a)	1,721
53	Coca-Cola Co.	3,845
19	Constellation Brands, Inc., Class A	3,563
181	Keurig Dr. Pepper, Inc.	6,261
196	Monster Beverage Corp.(a)	11,784
25	PepsiCo, Inc.	3,389
		30,563
	Biotechnology — 0.7%
16	AbbVie, Inc.	3,122
34	Alnylam Pharmaceuticals, Inc.(a)	8,950
4	Amgen, Inc.	1,164
Shares	Description	Value (†)
	Biotechnology — continued
23	BioMarin Pharmaceutical, Inc.(a)	$1,465
38	CRISPR Therapeutics AG(a)	1,469
25	Gilead Sciences, Inc.	2,663
25	Halozyme Therapeutics, Inc.(a)	1,536
13	Incyte Corp.(a)	815
13	Neurocrine Biosciences, Inc.(a)	1,400
11	Regeneron Pharmaceuticals, Inc.	6,586
4	United Therapeutics Corp.(a)	1,212
1	Vertex Pharmaceuticals, Inc.(a)	510
		30,892
	Broadline Retail — 0.9%
19	Alibaba Group Holding Ltd., ADR	2,269
191	Amazon.com, Inc.(a)	35,224
11	eBay, Inc.	750
11	Ollie's Bargain Outlet Holdings, Inc.(a)	1,167
		39,410
	Building Products — 0.3%
6	Carlisle Cos., Inc.	2,277
13	Carrier Global Corp.	813
78	Fortune Brands Innovations, Inc.	4,198
59	Masco Corp.	3,576
15	Owens Corning	2,181
16	Trex Co., Inc.(a)	925
		13,970
	Capital Markets — 1.7%
77	Bank of New York Mellon Corp.	6,191
3	BlackRock, Inc.	2,743
134	Carlyle Group, Inc.	5,178
6	Cboe Global Markets, Inc.	1,331
154	Charles Schwab Corp.	12,536
13	CME Group, Inc.	3,602
8	FactSet Research Systems, Inc.	3,458
3	Goldman Sachs Group, Inc.	1,643
62	Intercontinental Exchange, Inc.	10,414
38	Janus Henderson Group PLC	1,262
8	KKR & Co., Inc.	914
8	Morgan Stanley	923
7	MSCI, Inc.	3,816
79	Nasdaq, Inc.	6,020
5	Northern Trust Corp.	470
4	S&P Global, Inc.	2,000
57	SEI Investments Co.	4,462
81	State Street Corp.	7,136
30	Stifel Financial Corp.	2,571
5	T. Rowe Price Group, Inc.	443
		77,113
	Chemicals — 0.4%
4	Air Products & Chemicals, Inc.	1,084
26	Celanese Corp.	1,157
80	Corteva, Inc.	4,959
8	DuPont de Nemours, Inc.	528
7	Ecolab, Inc.	1,760
23	HB Fuller Co.	1,243
15	Innospec, Inc.	1,342
7	Linde PLC	3,173
17	Minerals Technologies, Inc.	877
2	Sherwin-Williams Co.	706
23	Stepan Co.	1,163
		17,992
	Commercial Services & Supplies — 0.1%
12	MSA Safety, Inc.	1,889

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
24	RB Global, Inc.	$2,417
3	Waste Management, Inc.	700
		5,006
	Communications Equipment — 0.1%
6	Arista Networks, Inc.(a)	494
19	Ciena Corp.(a)	1,276
6	F5, Inc.(a)	1,588
		3,358
	Construction & Engineering — 0.2%
19	AECOM	1,874
5	Comfort Systems USA, Inc.	1,988
5	EMCOR Group, Inc.	2,004
3	Quanta Services, Inc.	878
		6,744
	Construction Materials — 0.1%
3	Martin Marietta Materials, Inc.	1,572
7	Vulcan Materials Co.	1,836
		3,408
	Consumer Finance — 0.4%
241	Ally Financial, Inc.	7,871
4	American Express Co.	1,065
45	Capital One Financial Corp.	8,112
		17,048
	Consumer Staples Distribution & Retail — 0.4%
22	BJ's Wholesale Club Holdings, Inc.(a)	2,586
6	Casey's General Stores, Inc.	2,776
2	Costco Wholesale Corp.	1,989
49	Kroger Co.	3,538
16	Sprouts Farmers Market, Inc.(a)	2,736
6	Target Corp.	580
46	Walmart, Inc.	4,474
		18,679
	Containers & Packaging — 0.1%
23	Crown Holdings, Inc.	2,216
34	Sonoco Products Co.	1,394
		3,610
	Distributors — 0.1%
30	Genuine Parts Co.	3,527
	Diversified Consumer Services — 0.1%
4	Duolingo, Inc.(a)	1,558
10	Grand Canyon Education, Inc.(a)	1,784
28	Service Corp. International	2,237
		5,579
	Diversified REITs — 0.0%
61	American Assets Trust, Inc.	1,143
	Diversified Telecommunication Services — 0.2%
166	AT&T, Inc.	4,598
38	Iridium Communications, Inc.	917
95	Verizon Communications, Inc.	4,186
		9,701
	Electric Utilities — 0.2%
17	Alliant Energy Corp.	1,038
29	Eversource Energy	1,725
21	Exelon Corp.	985
43	FirstEnergy Corp.	1,844
14	IDACORP, Inc.	1,653
73	PPL Corp.	2,664
14	Xcel Energy, Inc.	990
		10,899
Shares	Description	Value (†)
	Electrical Equipment — 0.2%
5	Eaton Corp. PLC	$1,472
18	Emerson Electric Co.	1,892
3	GE Vernova, Inc.	1,112
35	nVent Electric PLC	1,922
11	Regal Rexnord Corp.	1,164
		7,562
	Electronic Equipment, Instruments & Components — 0.4%
16	Advanced Energy Industries, Inc.	1,558
13	Amphenol Corp., Class A	1,000
37	Avnet, Inc.	1,738
29	Cognex Corp.	792
18	Coherent Corp.(a)	1,158
4	Fabrinet(a)	820
49	Flex Ltd.(a)	1,683
86	Knowles Corp.(a)	1,354
6	Littelfuse, Inc.	1,094
44	TE Connectivity PLC	6,441
1	Teledyne Technologies, Inc.(a)	466
2	Zebra Technologies Corp., Class A(a)	501
		18,605
	Energy Equipment & Services — 0.1%
75	ChampionX Corp.	1,810
97	NOV, Inc.	1,126
25	Schlumberger NV	831
		3,767
	Entertainment — 0.9%
4	Electronic Arts, Inc.	580
8	Live Nation Entertainment, Inc.(a)	1,060
21	Netflix, Inc.(a)	23,766
4	Take-Two Interactive Software, Inc.(a)	933
111	Walt Disney Co.	10,095
456	Warner Bros. Discovery, Inc.(a)	3,954
		40,388
	Financial Services — 1.1%
45	Block, Inc.(a)	2,631
111	Corebridge Financial, Inc.	3,289
57	Equitable Holdings, Inc.	2,819
26	Fiserv, Inc.(a)	4,799
59	Global Payments, Inc.	4,502
4	Jack Henry & Associates, Inc.	694
3	Mastercard, Inc., Class A	1,644
123	MGIC Investment Corp.	3,064
50	PayPal Holdings, Inc.(a)	3,292
54	Visa, Inc., Class A	18,657
25	Voya Financial, Inc.	1,480
7	WEX, Inc.(a)	912
		47,783
	Food Products — 0.3%
255	B&G Foods, Inc.	1,757
48	General Mills, Inc.	2,724
5	Hershey Co.	836
16	Ingredion, Inc.	2,125
13	Kellanova	1,076
74	Kraft Heinz Co.	2,153
15	McCormick & Co., Inc.	1,150
39	Mondelez International, Inc., Class A	2,657
		14,478
	Gas Utilities — 0.1%
12	Atmos Energy Corp.	1,928

Shares	Description	Value (†)
	Gas Utilities — continued
42	New Jersey Resources Corp.	$2,055
26	ONE Gas, Inc.	2,041
		6,024
	Ground Transportation — 0.2%
53	CSX Corp.	1,488
2	Norfolk Southern Corp.	448
10	Ryder System, Inc.	1,377
3	Saia, Inc.(a)	732
12	Uber Technologies, Inc.(a)	972
8	Union Pacific Corp.	1,725
14	XPO, Inc.(a)	1,486
		8,228
	Health Care Equipment & Supplies — 0.6%
1	Align Technology, Inc.(a)	173
92	Baxter International, Inc.	2,868
8	Becton Dickinson & Co.	1,657
10	Edwards Lifesciences Corp.(a)	755
74	GE HealthCare Technologies, Inc.	5,204
9	Glaukos Corp.(a)	848
14	Hologic, Inc.(a)	815
12	Intuitive Surgical, Inc.(a)	6,190
17	Merit Medical Systems, Inc.(a)	1,606
6	Penumbra, Inc.(a)	1,757
2	ResMed, Inc.	473
5	STERIS PLC	1,124
7	Stryker Corp.	2,617
5	Zimmer Biomet Holdings, Inc.	515
		26,602
	Health Care Providers & Services — 0.8%
11	Cardinal Health, Inc.	1,554
134	Centene Corp.(a)	8,020
4	Chemed Corp.	2,326
7	Cigna Group	2,380
54	CVS Health Corp.	3,602
18	Elevance Health, Inc.	7,570
2	HCA Healthcare, Inc.	690
15	HealthEquity, Inc.(a)	1,286
2	Humana, Inc.	525
3	Labcorp Holdings, Inc.	723
2	McKesson Corp.	1,426
66	Option Care Health, Inc.(a)	2,133
11	UnitedHealth Group, Inc.	4,526
		36,761
	Health Care REITs — 0.1%
20	Welltower, Inc.	3,052
	Health Care Technology — 0.4%
165	Doximity, Inc., Class A(a)	9,385
28	Veeva Systems, Inc., Class A(a)	6,544
		15,929
	Hotel & Resort REITs — 0.0%
30	Host Hotels & Resorts, Inc.	424
	Hotels, Restaurants & Leisure — 0.7%
58	Airbnb, Inc., Class A(a)	7,071
42	Aramark	1,404
20	Chipotle Mexican Grill, Inc.(a)	1,010
5	DoorDash, Inc., Class A(a)	964
17	Marriott Vacations Worldwide Corp.	932
10	McDonald's Corp.	3,197
74	Starbucks Corp.	5,924
35	Travel & Leisure Co.	1,538
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
5	Wingstop, Inc.	$1,319
61	Yum China Holdings, Inc.	2,642
20	Yum! Brands, Inc.	3,009
		29,010
	Household Durables — 0.2%
37	KB Home	1,999
23	Meritage Homes Corp.	1,567
38	Taylor Morrison Home Corp.(a)	2,179
19	Toll Brothers, Inc.	1,917
		7,662
	Household Products — 0.3%
23	Church & Dwight Co., Inc.	2,285
9	Colgate-Palmolive Co.	830
51	Energizer Holdings, Inc.	1,379
44	Procter & Gamble Co.	7,153
		11,647
	Independent Power & Renewable Electricity Producers — 0.0%
73	AES Corp.	730
41	Clearway Energy, Inc., Class A	1,121
		1,851
	Industrial Conglomerates — 0.1%
6	3M Co.	833
7	Honeywell International, Inc.	1,474
		2,307
	Industrial REITs — 0.1%
11	Prologis, Inc.	1,124
48	Rexford Industrial Realty, Inc.	1,589
		2,713
	Insurance — 0.9%
5	Allstate Corp.	992
93	American International Group, Inc.	7,581
9	Arch Capital Group Ltd.	816
8	Arthur J Gallagher & Co.	2,566
28	Assured Guaranty Ltd.	2,457
4	Chubb Ltd.	1,144
24	First American Financial Corp.	1,459
16	Hanover Insurance Group, Inc.	2,658
16	Hartford Insurance Group, Inc.	1,963
7	Marsh & McLennan Cos., Inc.	1,578
7	Prudential Financial, Inc.	719
31	Reinsurance Group of America, Inc.	5,807
23	Selective Insurance Group, Inc.	2,006
8	Travelers Cos., Inc.	2,113
25	Willis Towers Watson PLC	7,695
		41,554
	Interactive Media & Services — 1.4%
98	Alphabet, Inc., Class A	15,563
137	Alphabet, Inc., Class C	22,042
40	Meta Platforms, Inc., Class A	21,960
40	Yelp, Inc.(a)	1,403
		60,968
	IT Services — 0.3%
8	Accenture PLC, Class A	2,393
23	Cognizant Technology Solutions Corp., Class A	1,692
7	International Business Machines Corp.	1,693
39	Kyndryl Holdings, Inc.(a)	1,264
74	Shopify, Inc., Class A(a)	7,030
		14,072

Shares	Description	Value (†)
	Leisure Products — 0.0%
80	Mattel, Inc.(a)	$1,271
	Life Sciences Tools & Services — 0.3%
5	Agilent Technologies, Inc.	538
96	Avantor, Inc.(a)	1,247
2	Bio-Techne Corp.	101
1	Charles River Laboratories International, Inc.(a)	119
6	Danaher Corp.	1,196
41	Illumina, Inc.(a)	3,181
41	IQVIA Holdings, Inc.(a)	6,358
8	Repligen Corp.(a)	1,104
1	West Pharmaceutical Services, Inc.	211
		14,055
	Machinery — 0.6%
12	AGCO Corp.	1,018
24	Deere & Co.	11,125
8	Dover Corp.	1,365
13	Fortive Corp.	906
37	Graco, Inc.	3,020
3	Illinois Tool Works, Inc.	720
25	ITT, Inc.	3,425
14	Oshkosh Corp.	1,173
15	SPX Technologies, Inc.(a)	2,012
23	Terex Corp.	810
16	Toro Co.	1,092
		26,666
	Media — 0.5%
19	Charter Communications, Inc., Class A(a)	7,445
168	Comcast Corp., Class A	5,746
38	Fox Corp., Class B	1,757
62	Interpublic Group of Cos., Inc.	1,558
29	Liberty Broadband Corp., Class C(a)	2,621
21	Omnicom Group, Inc.	1,599
		20,726
	Metals & Mining — 0.2%
32	Alcoa Corp.	785
9	Carpenter Technology Corp.	1,760
5	Freeport-McMoRan, Inc.	180
19	Newmont Corp.	1,001
8	Reliance, Inc.	2,306
34	U.S. Steel Corp.	1,486
		7,518
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
126	Annaly Capital Management, Inc.	2,470
	Multi-Utilities — 0.1%
16	Consolidated Edison, Inc.	1,804
7	DTE Energy Co.	959
6	WEC Energy Group, Inc.	657
		3,420
	Office REITs — 0.2%
92	COPT Defense Properties	2,402
82	Easterly Government Properties, Inc.	1,654
78	Highwoods Properties, Inc.	2,218
38	Kilroy Realty Corp.	1,198
		7,472
	Oil, Gas & Consumable Fuels — 1.3%
47	Antero Resources Corp.(a)	1,637
206	APA Corp.	3,201
27	Chevron Corp.	3,674
40	CNX Resources Corp.(a)	1,177
106	ConocoPhillips	9,447
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
23	Devon Energy Corp.	$699
5	Diamondback Energy, Inc.	660
51	EOG Resources, Inc.	5,627
60	Exxon Mobil Corp.	6,338
5	Hess Corp.	645
79	Kinder Morgan, Inc.	2,078
36	Marathon Petroleum Corp.	4,947
14	ONEOK, Inc.	1,150
37	Ovintiv, Inc.	1,243
85	Phillips 66	8,845
41	Range Resources Corp.	1,391
5	Valero Energy Corp.	580
30	Williams Cos., Inc.	1,757
		55,096
	Passenger Airlines — 0.2%
131	American Airlines Group, Inc.(a)	1,303
146	Delta Air Lines, Inc.	6,078
		7,381
	Personal Care Products — 0.1%
9	Estee Lauder Cos., Inc., Class A	539
223	Kenvue, Inc.	5,263
		5,802
	Pharmaceuticals — 0.9%
41	Bristol-Myers Squibb Co.	2,058
4	Eli Lilly & Co.	3,596
11	Jazz Pharmaceuticals PLC(a)	1,286
41	Johnson & Johnson	6,409
120	Merck & Co., Inc.	10,224
22	Novartis AG, ADR	2,497
75	Novo Nordisk AS, ADR	4,984
107	Pfizer, Inc.	2,612
69	Roche Holding AG, ADR	2,813
10	Zoetis, Inc.	1,564
		38,043
	Professional Services — 0.3%
4	Automatic Data Processing, Inc.	1,202
28	Equifax, Inc.	7,284
25	Exponent, Inc.	1,967
22	Korn Ferry	1,357
7	Leidos Holdings, Inc.	1,030
5	Paychex, Inc.	736
8	Paylocity Holding Corp.(a)	1,537
		15,113
	Real Estate Management & Development — 0.2%
44	CBRE Group, Inc., Class A(a)	5,376
2	CoStar Group, Inc.(a)	148
10	Jones Lang LaSalle, Inc.(a)	2,274
		7,798
	Residential REITs — 0.0%
5	AvalonBay Communities, Inc.	1,050
	Retail REITs — 0.1%
151	Brixmor Property Group, Inc.	3,761
	Semiconductors & Semiconductor Equipment — 1.6%
22	Advanced Micro Devices, Inc.(a)	2,142
12	Analog Devices, Inc.	2,339
8	Applied Materials, Inc.	1,206
59	ARM Holdings PLC, ADR(a)	6,729
21	Broadcom, Inc.	4,042
38	Entegris, Inc.	3,006
62	Intel Corp.	1,246

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
9	Lam Research Corp.	$645
20	Lattice Semiconductor Corp.(a)	979
3	Microchip Technology, Inc.	138
19	Micron Technology, Inc.	1,462
22	MKS Instruments, Inc.	1,543
342	NVIDIA Corp.	37,251
3	ON Semiconductor Corp.(a)	119
8	Onto Innovation, Inc.(a)	976
39	QUALCOMM, Inc.	5,790
8	Silicon Laboratories, Inc.(a)	814
11	Texas Instruments, Inc.	1,760
		72,187
	Software — 2.2%
4	Adobe, Inc.(a)	1,500
2	ANSYS, Inc.(a)	644
36	Autodesk, Inc.(a)	9,873
4	Cadence Design Systems, Inc.(a)	1,191
23	Docusign, Inc.(a)	1,880
43	Dynatrace, Inc.(a)	2,020
18	Guidewire Software, Inc.(a)	3,686
2	Intuit, Inc.	1,255
10	Manhattan Associates, Inc.(a)	1,774
85	Microsoft Corp.	33,597
112	Oracle Corp.	15,761
4	Palo Alto Networks, Inc.(a)	748
5	PTC, Inc.(a)	775
8	Qualys, Inc.(a)	1,006
5	Roper Technologies, Inc.	2,800
38	Salesforce, Inc.	10,211
2	ServiceNow, Inc.(a)	1,910
7	SPS Commerce, Inc.(a)	1,004
2	Synopsys, Inc.(a)	918
2	Tyler Technologies, Inc.(a)	1,086
22	Workday, Inc., Class A(a)	5,390
		99,029
	Specialized REITs — 0.1%
4	American Tower Corp.	902
6	Crown Castle, Inc.	634
3	Digital Realty Trust, Inc.	482
1	Equinix, Inc.	861
		2,879
	Specialty Retail — 0.4%
5	Asbury Automotive Group, Inc.(a)	1,091
9	Burlington Stores, Inc.(a)	2,025
8	Dick's Sporting Goods, Inc.	1,502
16	Floor & Decor Holdings, Inc., Class A(a)	1,143
42	GameStop Corp., Class A(a)	1,170
9	Home Depot, Inc.	3,245
5	Lithia Motors, Inc.	1,464
6	Lowe's Cos., Inc.	1,341
1	O'Reilly Automotive, Inc.(a)	1,415
7	Ross Stores, Inc.	973
28	TJX Cos., Inc.	3,603
		18,972
	Technology Hardware, Storage & Peripherals — 0.7%
131	Apple, Inc.	27,837
39	Hewlett Packard Enterprise Co.	633
22	HP, Inc.	563
7	NetApp, Inc.	628
		29,661
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.2%
9	Crocs, Inc.(a)	$868
91	NIKE, Inc., Class B	5,132
14	PVH Corp.	966
3	Ralph Lauren Corp.	675
228	Under Armour, Inc., Class A(a)	1,304
52	VF Corp.	618
		9,563
	Trading Companies & Distributors — 0.1%
35	Core & Main, Inc., Class A(a)	1,844
6	Watsco, Inc.	2,759
		4,603
	Water Utilities — 0.1%
52	American States Water Co.	4,218
4	American Water Works Co., Inc.	588
		4,806
	Wireless Telecommunication Services — 0.0%
49	Telephone & Data Systems, Inc.	1,837
	Total Common Stocks (Identified Cost $1,265,583)	1,306,802

Principal Amount
Bonds and Notes — 20.8%
	Apartment REITs — 0.1%
$5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,624
	Automotive — 0.5%
8,000	Cummins, Inc., 5.150%, 2/20/2034	8,117
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,926
2,000	Lear Corp., 4.250%, 5/15/2029	1,946
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,615
		21,604
	Banking — 2.1%
5,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,834
10,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	8,792
9,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	8,702
8,000	Citigroup, Inc., 4.600%, 3/09/2026	7,997
7,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	6,995
5,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	5,009
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	9,071
7,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	7,530
5,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	4,890
5,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	4,827
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,970
8,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	7,837
8,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	8,005
4,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	3,448
		91,907

Principal Amount	Description	Value (†)
	Brokerage — 0.4%
$10,000	BlackRock, Inc., 2.400%, 4/30/2030	$9,152
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,443
		15,595
	Building Materials — 0.3%
5,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	4,623
10,000	Owens Corning, 3.950%, 8/15/2029	9,733
		14,356
	Chemicals — 0.2%
10,000	Ecolab, Inc., 2.125%, 2/01/2032	8,528
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,606
		11,134
	Consumer Products — 0.3%
10,000	Kenvue, Inc., 5.050%, 3/22/2053	9,283
4,000	Procter & Gamble Co., 3.000%, 3/25/2030	3,819
		13,102
	Diversified Manufacturing — 0.3%
9,000	Eaton Corp., 4.150%, 3/15/2033	8,644
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,636
		13,280
	Electric — 0.9%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,708
11,000	Entergy Corp., 0.900%, 9/15/2025	10,843
5,000	Exelon Corp., 4.050%, 4/15/2030	4,868
9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	8,013
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,910
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,455
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,930
		39,727
	Environmental — 0.2%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	5,048
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,198
		7,246
	Finance Companies — 0.2%
5,000	ARES Capital Corp., 3.250%, 7/15/2025	4,984
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,725
		9,709
	Food & Beverage — 0.9%
5,000	Bunge Ltd. Finance Corp., 2.750%, 5/14/2031	4,476
9,000	Coca-Cola Co., 1.450%, 6/01/2027	8,567
8,000	Kellanova, 4.300%, 5/15/2028	8,019
6,000	Keurig Dr. Pepper, Inc., 3.200%, 5/01/2030	5,620
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,597
10,000	PepsiCo, Inc., 2.750%, 3/19/2030	9,348
		40,627
	Government Owned - No Guarantee — 0.5%
8,000	Equinor ASA, 3.625%, 4/06/2040	6,516
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	14,760
		21,276
	Health Care REITs — 0.3%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,899
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,501
		14,400
	Health Insurance — 0.3%
7,000	Elevance Health, Inc., 4.101%, 3/01/2028	6,960
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,295
		14,255
Principal Amount	Description	Value (†)
	Healthcare — 0.3%
$4,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	$3,990
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,985
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,913
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,628
		15,516
	Home Construction — 0.2%
8,000	NVR, Inc., 3.000%, 5/15/2030	7,364
	Integrated Energy — 0.1%
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,489
	Life Insurance — 0.4%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,099
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,527
4,000	MetLife, Inc., 5.375%, 7/15/2033	4,123
6,000	Prudential Financial, Inc., 3.935%, 12/07/2049	4,509
		17,258
	Media Entertainment — 0.3%
5,000	Netflix, Inc., 3.625%, 6/15/2025(b)	4,990
7,000	Netflix, Inc., 4.900%, 8/15/2034	7,059
		12,049
	Metals & Mining — 0.1%
5,000	Nucor Corp., 3.125%, 4/01/2032	4,486
	Midstream — 0.2%
7,000	Enbridge, Inc., 5.625%, 4/05/2034	7,081
	Mortgage Related — 5.3%
10,760	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	8,954
710	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2051	594
17,800	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	14,789
733	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	638
11,551	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	10,037
7,657	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	6,652
7,423	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	6,710
10,502	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	9,492
844	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	788
9,183	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	9,002
3,438	Federal National Mortgage Association, 2.000%, 9/01/2050	2,753
8,583	Federal National Mortgage Association, 2.000%, 7/01/2051	6,843
18,864	Federal National Mortgage Association, 2.000%, 8/01/2051	15,035
8,047	Federal National Mortgage Association, 2.000%, 10/01/2051	6,394
2,931	Federal National Mortgage Association, 2.500%, 8/01/2050	2,451
14,946	Federal National Mortgage Association, 2.500%, 2/01/2051	12,437
5,963	Federal National Mortgage Association, 2.500%, 9/01/2051	4,968
2,032	Federal National Mortgage Association, 3.000%, 6/01/2035	1,941
1,413	Federal National Mortgage Association, 3.000%, 6/01/2050	1,233
4,138	Federal National Mortgage Association, 3.000%, 8/01/2050	3,614
13,502	Federal National Mortgage Association, 3.000%, 5/01/2051	11,757
9,840	Federal National Mortgage Association, 3.000%, 4/01/2052	8,561
4,384	Federal National Mortgage Association, 3.500%, 8/01/2049	3,974

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,146	Federal National Mortgage Association, 3.500%, 8/01/2049	$1,042
10,632	Federal National Mortgage Association, 3.500%, 5/01/2052	9,612
983	Federal National Mortgage Association, 4.000%, 3/01/2050	924
8,481	Federal National Mortgage Association, 4.000%, 9/01/2052	7,918
9,065	Federal National Mortgage Association, 4.000%, 5/01/2053	8,456
753	Federal National Mortgage Association, 4.500%, 5/01/2049	731
291	Federal National Mortgage Association, 4.500%, 6/01/2049	283
4,392	Federal National Mortgage Association, 4.500%, 2/01/2053	4,208
885	Federal National Mortgage Association, 4.500%, 4/01/2053	848
1,801	Federal National Mortgage Association, 4.500%, 7/01/2053	1,725
9,142	Federal National Mortgage Association, 4.500%, 8/01/2053	8,747
788	Government National Mortgage Association, 3.000%, 4/20/2052	698
8,845	Government National Mortgage Association, 3.000%, 6/20/2052	7,831
4,584	Government National Mortgage Association, 4.000%, 8/20/2053	4,281
5,380	Government National Mortgage Association, 5.000%, 7/20/2053	5,286
22,874	Government National Mortgage Association, 5.500%, 4/20/2053	22,936
		235,143
	Office REITs — 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,848
	Oil Field Services — 0.2%
5,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	4,896
5,000	Schlumberger Investment SA, 4.850%, 5/15/2033	4,807
		9,703
	Other REITs — 0.1%
5,000	Prologis LP, 1.250%, 10/15/2030	4,244
	Pharmaceuticals — 0.5%
10,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	8,867
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,557
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,838
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,607
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,104
		21,973
	Property & Casualty Insurance — 0.2%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,839
6,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	5,335
		7,174
	Railroads — 0.4%
9,000	CSX Corp., 2.600%, 11/01/2026	8,774
15,000	Union Pacific Corp., 2.950%, 3/10/2052	9,476
		18,250
	Restaurants — 0.2%
9,000	Starbucks Corp., 2.250%, 3/12/2030	8,077
Principal Amount	Description	Value (†)
	Retail REITs — 0.1%
$3,000	Realty Income Corp., 2.700%, 2/15/2032	$2,593
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,926
		5,519
	Retailers — 0.5%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	3,604
10,000	Home Depot, Inc., 1.375%, 3/15/2031	8,398
10,000	TJX Cos., Inc., 1.150%, 5/15/2028	9,183
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,926
		24,111
	Technology — 1.3%
7,000	Adobe, Inc., 2.300%, 2/01/2030	6,442
1,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	829
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,831
5,000	Intel Corp., 2.450%, 11/15/2029	4,503
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,338
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,725
7,000	Oracle Corp., 2.950%, 5/15/2025	6,995
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	8,204
4,000	QUALCOMM, Inc., 4.500%, 5/20/2052	3,312
7,000	Salesforce, Inc., 1.500%, 7/15/2028	6,481
4,000	Texas Instruments, Inc., 4.900%, 3/14/2033	4,051
		56,711
	Treasuries — 2.3%
15,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	7,297
10,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	7,323
9,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	6,278
24,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	17,853
14,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	10,509
17,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	12,652
8,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	7,408
25,000	U.S. Treasury Notes, 0.375%, 11/30/2025	24,466
7,000	U.S. Treasury Notes, 3.125%, 8/31/2027	6,927
		100,713
	Utility Other — 0.1%
5,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,845
	Wireless — 0.1%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,230
	Wirelines — 0.3%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,099
14,000	Verizon Communications, Inc., 2.650%, 11/20/2040	9,841
		11,940
	Total Bonds and Notes (Identified Cost $965,078)	918,566

Shares	Description	Value (†)
Exchange-Traded Funds — 4.0%
2,065	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $163,317)	$174,864

Mutual Funds — 5.6%
4,644	WCM Focused Emerging Markets Fund, Institutional Class	69,560
7,366	WCM Focused International Growth Fund, Institutional Class	176,870
	Total Mutual Funds (Identified Cost $264,149)	246,430

Affiliated Mutual Funds — 39.3%
63,822	Loomis Sayles Inflation Protected Securities Fund, Class N	622,903
43,357	Loomis Sayles Limited Term Government and Agency Fund, Class N	474,327
53,120	Mirova Global Green Bond Fund, Class N	461,616
13,429	Mirova International Megatrends Fund, Class N	174,575
	Total Affiliated Mutual Funds (Identified Cost $1,820,858)	1,733,421

Principal Amount	Description	Value (†)
Short-Term Investments — 2.6%
$116,542	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2025 at 2.500% to be repurchased at $116,550 on 5/01/2025 collateralized by $74,100 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $98,394; $20,300 U.S. Treasury Note, 4.500% due 7/15/2026 valued at $20,918 including accrued interest(c) (Identified Cost $116,542)	$116,542
	Total Investments — 102.0% (Identified Cost $4,595,527)	4,496,625
	Other assets less liabilities — (2.0)%	(89,538)
	Net Assets — 100.0%	$4,407,087

*	Subsequent Event. On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2020 Fund. Liquidation will take place on or about July 29, 2025.

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the value of Rule 144A holdings amounted to $14,540 or
0.3% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2025, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$695,936	$5,585	$90,581	$190	$11,773	$622,903	63,822	$5,585
Loomis Sayles Limited Term Government and Agency Fund, Class N	536,696	7,371	76,551	749	6,062	474,327	43,357	4,684
Mirova Global Green Bond Fund, Class N	522,561	1,118	67,038	1,551	3,424	461,616	53,120	—
Mirova International Megatrends Fund, Class N	191,283	5,944	30,043	2,108	5,283	174,575	13,429	—
	$1,946,476	$20,018	$264,213	$4,598	$26,542	$1,733,421	173,728	$10,269

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,306,802	$ —	$ —	$1,306,802
Bonds and Notes(a)	—	918,566	—	918,566
Exchange-Traded Funds	174,864	—	—	174,864
Mutual Funds	246,430	—	—	246,430

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$1,733,421	$ —	$ —	$1,733,421
Short-Term Investments	—	116,542	—	116,542
Total Investments	$3,461,517	$1,035,108	$—	$4,496,625

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2025 (Unaudited)
Fixed Income	56.2%
Equity	43.2
Short-Term Investments	2.6
Total Investments	102.0
Other assets less liabilities	(2.0)
Net Assets	100.0%